Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions ( refer to Note 36.B for details)	₨ 2,432	$ 29	₨ (470)	₨ (905)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net loss recognized in finance costs in respect of foreign exchange derivative contracts	(64)		(9)	62
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions ( refer to Note 36.B for details)	2,432		(470)	(905)
Net (loss)/gain reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction	₨ (759)		₨ 1,368	₨ (4,375)